Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Brazil - 4.4%
B2W Cia Digital (A)	105,000	$ 2,401,702
B3 SA - Brasil Bolsa Balcao	197,300	2,399,423
Banco Bradesco SA, ADR	384,900	1,624,278
Banco do Brasil SA (A)	84,100	541,369
Banco Santander Brasil SA	301,885	1,729,753
BRF SA (A)	138,700	550,381
Equatorial Energia SA	575,800	2,817,988
JBS SA	754,300	3,114,630
Marfrig Global Foods SA (A)	825,000	2,278,949
Petroleo Brasileiro SA, ADR	171,000	1,458,630
Qualicorp Consultoria e Corretora de Seguros SA	218,600	1,173,342
Vale SA, ADR (B)	413,100	4,808,484

		24,898,929

China - 37.2%
Agricultural Bank of China, Ltd., H Shares	6,941,000	2,463,689
Alibaba Group Holding, Ltd., ADR (A)	156,900	39,385,038
Anhui Conch Cement Co., Ltd., H Shares	885,500	6,696,280
ANTA Sports Products, Ltd.	595,000	5,648,328
Baidu, Inc., ADR (A)	23,900	2,853,660
Bank of China, Ltd., H Shares	16,653,000	5,545,595
China Communications Construction Co., Ltd., H Shares	5,728,000	3,336,680
China Conch Venture Holdings, Ltd.	1,530,000	6,581,600
China Construction Bank Corp., H Shares	10,865,000	7,922,003
China National Building Material Co., Ltd., H Shares	5,522,000	8,575,579
China Railway Group, Ltd., H Shares	11,671,000	5,908,097
China Shenhua Energy Co., Ltd., H Shares	2,101,500	3,479,649
Country Garden Holdings Co., Ltd.	1,177,000	1,511,508
CSPC Pharmaceutical Group, Ltd.	1,320,800	2,781,815
Guangzhou R&F Properties Co., Ltd., H Shares	808,800	933,489
Industrial & Commercial Bank of China, Ltd., H Shares	5,666,000	3,319,944
Innovent Biologics, Inc. (A) (C)	242,000	1,486,282
JD.com, Inc., ADR (A)	235,400	15,016,166
KWG Group Holdings, Ltd. (A)	1,824,000	3,253,383
Lenovo Group, Ltd.	4,554,000	2,745,363
Meituan Dianping, Class B (A)	163,800	4,053,475
NetEase, Inc., ADR	21,700	9,947,714
PetroChina Co., Ltd., H Shares	3,808,000	1,324,241
PICC Property & Casualty Co., Ltd., H Shares	3,844,000	3,037,685
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,220,000	5,653,402
Sinopharm Group Co., Ltd., H Shares	940,400	2,241,236
Sunac China Holdings, Ltd.	535,000	2,522,661
Tencent Holdings, Ltd.	584,300	40,081,902
Vipshop Holdings, Ltd., ADR (A)	243,600	5,546,772
Weichai Power Co., Ltd., H Shares	542,000	1,160,782
Xiaomi Corp., Class B (A) (C)	1,828,600	3,505,536
Xinyi Solar Holdings, Ltd.	2,378,000	2,609,819
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., H Shares (B) (C)	631,200	949,347

		212,078,720

Colombia - 0.3%
Ecopetrol SA, ADR (B)	148,900	1,733,196

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 3.3%
Brilliance China Automotive Holdings, Ltd.	1,582,000	$ 1,615,463
China Mengniu Dairy Co., Ltd. (A)	606,000	2,843,635
China Mobile, Ltd.	854,000	5,829,519
China Overseas Land & Investment, Ltd.	1,462,000	4,454,943
CITIC, Ltd.	2,342,000	2,198,180
Geely Automobile Holdings, Ltd.	963,000	2,020,165

		18,961,905

Hungary - 1.8%
MOL Hungarian Oil & Gas PLC (A)	232,133	1,367,434
OTP Bank Nyrt (A)	159,350	5,707,419
Richter Gedeon Nyrt	143,452	3,319,096

		10,393,949

India - 6.7%
Bharti Airtel, Ltd. (A)	802,088	5,943,353
Coal India, Ltd.	700,806	1,212,166
Dr. Reddy’s Laboratories, Ltd.	72,517	4,394,181
Granules India, Ltd.	496,495	1,814,659
HCL Technologies, Ltd.	769,152	7,239,616
HDFC Bank, Ltd., ADR (A)	75,322	3,521,304
ICICI Bank, Ltd., ADR (A)	479,520	4,502,693
Ipca Laboratories, Ltd.	56,401	1,421,130
ITC, Ltd.	982,264	2,545,899
LIC Housing Finance, Ltd.	265,983	933,706
Power Finance Corp., Ltd.	943,923	1,022,371
Shriram Transport Finance Co., Ltd.	151,538	1,397,945
State Bank of India (A)	916,998	2,333,785

		38,282,808

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	7,708,200	1,674,338

Malaysia - 1.1%
Tenaga Nasional Bhd.	617,200	1,665,630
Top Glove Corp. Bhd.	704,400	4,314,684

		5,980,314

Mexico - 2.5%
America Movil SAB de CV, Class L, ADR	657,000	8,304,480
Fomento Economico Mexicano SAB de CV, ADR	34,100	2,097,491
Grupo Financiero Banorte SAB de CV, Class O	542,800	1,944,129
Grupo Mexico SAB de CV, Series B	841,000	2,130,181

		14,476,281

Poland - 0.9%
CD Projekt SA (A)	19,537	2,096,308
Powszechna Kasa Oszczednosci Bank Polski SA (A)	310,739	1,799,718
Powszechny Zaklad Ubezpieczen SA	181,980	1,311,811

		5,207,837

Republic of Korea - 13.9%
Celltrion Healthcare Co., Ltd. (A)	27,242	2,163,246
Daelim Industrial Co., Ltd.	25,013	1,759,359
GS Engineering & Construction Corp.	55,265	1,253,141
GS Retail Co., Ltd.	69,885	2,016,970
Hana Financial Group, Inc.	150,154	3,726,103
Hyundai Mobis Co., Ltd.	45,674	7,903,279
Hyundai Motor Co.	43,711	4,662,246
KB Financial Group, Inc.	165,653	4,902,545
Kia Motors Corp.	85,236	2,901,124

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
KT&G Corp.	48,222	$ 3,273,015
NAVER Corp.	11,768	2,989,680
NCSoft Corp.	10,500	7,154,657
Orion Corp.	8,747	983,837
Samsung Electronics Co., Ltd.	448,036	21,897,240
Shinhan Financial Group Co., Ltd.	91,051	2,284,764
SK Hynix, Inc.	72,856	5,101,104
SK Telecom Co., Ltd.	21,843	4,045,546

		79,017,856

Republic of South Africa - 4.2%
Absa Group, Ltd.	316,779	1,468,119
AngloGold Ashanti, Ltd., ADR	230,400	7,416,576
Aspen Pharmacare Holdings, Ltd. (A)	181,895	1,407,190
Impala Platinum Holdings, Ltd.	171,943	1,534,939
Naspers, Ltd., N Shares	40,864	7,435,255
Old Mutual, Ltd.	1,190,093	799,136
Sanlam, Ltd.	380,768	1,347,497
Sibanye Stillwater, Ltd. (A)	851,681	2,409,229

		23,817,941

Russian Federation - 1.4%
Gazprom PJSC, ADR	757,326	3,661,008
Lukoil PJSC, ADR	66,166	4,488,395

		8,149,403

Taiwan - 16.6%
Accton Technology Corp.	595,000	4,661,221
Catcher Technology Co., Ltd.	157,000	1,159,235
CTBC Financial Holding Co., Ltd.	5,807,000	3,845,645
Elite Material Co., Ltd.	665,000	4,018,833
Fubon Financial Holding Co., Ltd.	1,779,000	2,533,627
Hon Hai Precision Industry Co., Ltd.	2,677,000	7,154,625
MediaTek, Inc.	420,000	10,028,783
Merida Industry Co., Ltd.	182,000	1,679,316
Pixart Imaging, Inc.	335,000	2,280,385
Radiant Opto-Electronics Corp.	703,000	3,005,610
Realtek Semiconductor Corp.	499,000	6,366,328
TaiDoc Technology Corp.	182,000	1,568,111
Taiwan Cement Corp.	1,692,000	2,598,930
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	409,200	32,281,788
Uni-President Enterprises Corp.	997,000	2,433,331
United Microelectronics Corp.	4,071,000	3,087,018
Yuanta Financial Holding Co., Ltd.	5,090,000	3,131,769
Zhen Ding Technology Holding, Ltd.	599,000	2,761,448

		94,596,003

Thailand - 2.2%
Advanced Info Service PCL	309,100	1,815,906
Charoen Pokphand Foods PCL (B)	5,322,400	5,760,635
CP ALL PCL (A)	1,577,000	3,434,541
PTT Exploration & Production PCL	472,600	1,379,190

		12,390,272

Turkey - 0.2%
Akbank T.A.S. (A)	1,236,426	926,480

Total Common Stocks (Cost $477,089,595)		552,586,232

	Shares	Value
PREFERRED STOCK - 0.2%
Brazil - 0.2%
Telefonica Brasil SA, 5.87% (D)	117,900	$ 1,189,950

Total Preferred Stock (Cost $1,532,155)		1,189,950

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI Emerging Markets ETF (B)	136,600	5,913,414

Total Exchange-Traded Fund (Cost $4,929,202)		5,913,414

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	538,912	538,912

Total Other Investment Company (Cost $538,912)		538,912

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (D), dated 07/31/2020, to be repurchased at $6,303,221 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $6,429,294.	$ 6,303,221	6,303,221

Total Repurchase Agreement (Cost $6,303,221)		6,303,221

Total Investments (Cost $490,393,085)		566,531,729
Net Other Assets (Liabilities) - 0.6%		3,393,318

Net Assets - 100.0%		$ 569,925,047

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet & Direct Marketing Retail	13.0%	$73,838,408
Semiconductors & Semiconductor Equipment	11.4	64,760,835
Banks	10.9	61,783,673
Interactive Media & Services	8.1	45,925,242
Technology Hardware, Storage & Peripherals	5.2	29,307,374
Wireless Telecommunication Services	4.6	25,938,804
Oil, Gas & Consumable Fuels	3.6	20,103,909
Entertainment	3.4	19,198,679
Construction & Engineering	3.3	18,838,877
Metals & Mining	3.2	18,299,409
Food Products	3.2	17,965,398
Construction Materials	3.2	17,870,789
Pharmaceuticals	2.8	16,087,418
Electronic Equipment, Instruments & Components	2.5	13,934,906
Real Estate Management & Development	2.2	12,675,984
Health Care Equipment & Supplies	2.0	11,536,197
Automobiles	2.0	11,198,998
Insurance	1.6	9,029,756
Auto Components	1.4	7,903,279
IT Services	1.3	7,239,616
International Equity Funds	1.0	5,913,414
Tobacco	1.0	5,818,914
Textiles, Apparel & Luxury Goods	1.0	5,648,328
Health Care Providers & Services	1.0	5,577,824
Food & Staples Retailing	1.0	5,451,511
Communications Equipment	0.8	4,661,221
Electric Utilities	0.8	4,483,618
Diversified Financial Services	0.7	4,154,140
Capital Markets	0.4	2,399,423
Industrial Conglomerates	0.4	2,198,180
Beverages	0.4	2,097,491
Leisure Products	0.3	1,679,316
Biotechnology	0.3	1,486,282
Consumer Finance	0.2	1,397,945
Diversified Telecommunication Services	0.2	1,189,950
Machinery	0.2	1,160,782
Thrifts & Mortgage Finance	0.2	933,706

Investments	98.8	559,689,596
Short-Term Investments	1.2	6,842,133

Total Investments	100.0%	$566,531,729

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$169,729,520	$382,856,712	$—	$552,586,232
Preferred Stock	1,189,950	—	—	1,189,950
Exchange-Traded Fund	5,913,414	—	—	5,913,414
Other Investment Company	538,912	—	—	538,912
Repurchase Agreement	—	6,303,221	—	6,303,221

Total Investments	$177,371,796	$389,159,933	$—	$566,531,729

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,206,504, collateralized by cash collateral of $538,912 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,156,502. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $5,941,165, representing 1.0% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 5